Revenues and Deferred Revenue - Additional Information (Details1) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 384,334
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2027-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 89,421
Revenue, remaining performance obligation, expected timing of satisfaction, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2028-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 111,539
Revenue, remaining performance obligation, expected timing of satisfaction, period